CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net loss	$ (574,609)	$ (4,639,444)
Adjustments to reconcile net loss to cash provided (used) by operating activities:
Depreciation, depletion and amortization	2,099,047	691,853
Accretion of ARO	80,931
Amortization of loan costs	238,680
Amortization of debt discount	2,870,787
Gain on derivative contracts	(7,754,437)
Settlement on derivative swaps	(266,452)
Change in fair value of warrants liability	(1,018,006)	2,030,188
Stock and stock options issued for compensation		20,298
Change in assets and liabilities:
Decrease in accounts receivable - trade	523,436	107,922
Decrease in other prepaid expenses	791,039	82,134
Increase in accounts payable and accrued liabilities	3,098,742	1,541,449
Increase (decrease) in due to affiliates	(30,100)	8,706
Net cash provided (used) by operating activities	59,058	(156,894)
Cash flows from investing activities:
Acquisition and development of oil and gas properties	(1,058,055)	(21,644)
Deposit on acquisition		(2,400,000)
Net cash used by investing activities	(1,058,055)	(2,421,644)
Cash flows from financing activities:
Advance from affiliates		2,500,000
Net cash provided by financing activities		2,500,000
Net decrease in cash and cash equivalents	(998,997)	(78,538)
Cash and cash equivalents:
Beginning of period	6,857,970	260,576
End of period	5,858,973	182,038
Other information:
Cash interest paid on debt	329,246	342,270
Non-cash investing and financing activities:
Preferred stock dividends accrued	414,946	243,000
Conversion of accrued dividend to Preferred Stock	$ 400,940	$ 235,500